CONVERTIBLE DEBENTURES FINANCING	12 Months Ended
Dec. 31, 2021
Convertible Debentures Financing
CONVERTIBLE DEBENTURES FINANCING

10. CONVERTIBLE DEBENTURES FINANCING

Convertible Debentures Financing 2015

On January 6, 2015, the Company closed a convertible debenture financing with two directors of the Company for the amount of $250,000. The convertible debentures matured on January 6, 2016, and bear interest at the rate of 12% per annum payable on a quarterly basis. The convertible debentures are convertible into common shares of the Company at a conversion price of $1.50 per share. The liability component of the convertible debentures was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 25%. On the initial recognition of the convertible debentures, the amount of $222,006 was recorded under convertible debentures and the amount of $27,994 has been recorded under the equity portion of convertible debenture reserve.

On October 29, 2021 the Company entered into an Addendum to the convertible debentures whereby the maturity date of the principal amount totaling $250,000 of the convertible debentures together with the accrued interest has been extended indefinitely, until mutual consent of the Company and Lender has been reached.

At December 31, 2021, the Company recorded interest expense of $30,000 (2020 - $30,000). As of December 31, 2021, $250,000 of the convertible debentures are outstanding plus the accrued interest of $209,589 (2020 - $179,589).

Convertible Debentures Financing 2013

During the year ended December 31, 2013, the Company issued several convertible debentures for a total amount of

$975,000. The convertible debentures had a maturity date of 18 months from the date of closing, and bore interest at the rate of 15% per annum payable on a quarterly basis. The liability component of the convertible debenture was recognized initially at the fair value of a similar liability with no equity conversion option, which was calculated based on the application of a market interest rate of 20%. The difference between the $975,000 face value of the debentures and the fair value of the liability component was recognized in equity. On the initial recognition of the convertible debentures, the amount of $913,072 has been recorded under convertible debentures and the amount of

$61,928 has been recorded under the equity portion of convertible debentures.

During the year ended December 31 2021, the Company recorded interest expense of $nil (2020 - $15,000). Pursuant to debt settlement agreements dated December 11, 2020 in respect to the convertible debentures 2013, on January 25, 2021 the Company issued an aggregate of 833,409 common shares of the Company with a fair value of $0.55 per share in settlement of the outstanding convertible debentures 2013 totaling $100,000 plus accrued interest. The Company recognized a loss of $250,023. The common shares issued were subject to a hold period which expired on May 26, 2021.

The following table reconciles the fair value of the debentures to the carrying amount.

	Liability Component	Equity Component	Total
Balance, December 31, 2019	$594,191	$33,706	$627,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2020	639,191	33,706	672,897
Interest accrued	30,000	—	30,000
Shares for debt issue	(209,602)	—	(209,602)
Balance, December 31, 2021	$459,589	$33,706	$493,295

(a) Authorized

Unlimited number of common and preferred shares without par value. As of December 31, 2021, there are no preferred shares issued.

(b) Issued

As of December 31, 2021, there are 4,495,947 common shares issued and outstanding.

On January 15, 2021, the Company issued 80,000 flow-through units for proceeds of $20,000. Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years.

On January 25, 2021, the Company issued 2,957,406 common shares of the Company at a price of $0.25 per common share in settlement of debts totaling the amount of $739,351 to certain creditors, including to a related party and a director and officer of the Company. The fair value of the 2,957,406 common shares was $1,626,573. As a result, the Company recorded a loss on debt settlement of $887,222.

During the year ended December 31, 2020, the Company issued 20,000 common shares at $0.375 per share to Eagle Plains pursuant to the Acacia Property Option Agreement (Note 5).

During the year ended December 31, 2019, Jackpot sold 680,000 common shares of the Company through the facilities of the Exchange. As at December 31, 2020, Jackpot owned 9,997 common shares in the capital of the Company. In addition, Jackpot owns 689,997 share purchase warrants of the Company exercisable at $0.60 per share until November 2, 2022. During January 2021, Jackpot acquired 597,380 common shares of the Company at a deemed price of $0.25 per share pursuant to a debt settlement agreement dated December 11, 2020. As of December 31, 2021, Jackpot owns 607,377 common shares in the capital of the Company representing approximately 13.51% of the Company’s issued and outstanding common shares.

(c) Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2018	964,997	$0.60
Balance, December 31, 2019 and 2020	964,997	$0.60
Expired	(100,000)	$0.675
Issued	80,000	$0.50
Balance, December 31, 2021	944,997	$0.59

As of December 31, 2021, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
November 2, 2022	0.60	864,997
January 15, 2023	0.50	80,000
		944,997

The weighted average remaining contractual life for warrants outstanding at December 31, 2021 is 0.86 years (2020 -1.65 years).

(d) Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

As of December 31, 2021, there were no stock options outstanding (2020 – Nil).